Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Line Items]
Inventory	$ 59,942	$ 1,234
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Inventory	50,403	435
Cannabis Supplies and Consumables
Disclosure Of Inventories [Line Items]
Inventory	8,808	$ 799
Ornamental Flowers Supplies and Consumables
Disclosure Of Inventories [Line Items]
Inventory	$ 731